Trade payables and other current liabilities - Disclosure of Refund Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-current refund liabilities	€ 3,218	€ 27,778
Current refund liabilities	313	7,835
Refund liabilities	€ 3,530	€ 35,613